Going Concern and Management's Liquidity Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Substantial Doubt About Going Concern [Abstract]
Going Concern and Management's Liquidity Plans
NOTE 4 — GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS
At March 31, 2023 and December 31, 2022, the Company had cash of $27,190 and $128,149, respectively, and an accumulated deficit of $44,522,174 and $42,382,291, respectively. The Company’s liquidity needs up to March 31, 2023 have been satisfied through debt and equity financings.
For the three months ended March 31, 2023 and 2022, the Company had a loss from operations of $1,274,871 and $950,757, respectively, and negative cash flows from operations of $475,959 and $1,597,658, respectively. The Company’s operating activities consume the majority of its cash resources, and management anticipates that the Company will continue to incur operating losses as it executes its plans through 2024. In addition, the Company has had and expects to have negative cash flows from operations, at least into the near future.
On July 19, 2022, the Company defaulted on the January 2022 convertible notes. Pursuant to the terms of the note, upon an event of default there would be a 25% increase to the outstanding principal in addition to the interest rate increasing from 10% to 18%.

The accompanying financial statements have been prepared on the basis that the Company will continue as a going concern, which assumes the realization of assets and the satisfaction of liabilities in the normal course of business. Based on the Company’s cash balance as of the date of this filing and projected cash needs for a year from the date of this filing, management estimates that it will need to raise additional capital to cover operating and capital requirements. The Company will seek additional funding either through an initial public offering or through debt financings and other arrangements. Although management has been successful to date in raising necessary funding, there is no assurance the Company will be successful in obtaining such additional financing on terms acceptable to it, if at all, and it may not be able to enter other arrangements. If the Company is unable to obtain funding, it could be forced to delay, reduce or eliminate the Company’s research and development programs, expansion or commercialization efforts, which could adversely affect its business prospects and ability to continue operations. These conditions raise substantial doubt as to whether the Company will continue as a going concern for the next twelve months from the issuance of these financial statements.
The accompanying financial statements have been prepared in conformity with GAAP, which contemplates continuation of the Company as a going concern and the realization of assets and the satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

NOTE 4 —GOING CONCERN AND MANAGEMENT’S LIQUIDITY PLANS
At December 31, 2022 and 2021, the Company had cash of $128,149 and $12,362, respectively, and an accumulated deficit of $42,382,291 and $32,774,456, respectively. The Company’s liquidity needs up to December 31, 2022 have been satisfied through debt and equity financings.
For the years ended December 31, 2022 and 2021, the Company had a loss from operations of $5,507,641 and $1,940,332, respectively, and negative cash flows from operations of $3,428,707 and $1,176,829, respectively. The Company’s operating activities consume the majority of its cash resources, and management anticipates that the Company will continue to incur operating losses as it executes its plans through 2023. In addition, the Company has had and expects to have negative cash flows from operations, at least into the near future.
As of December 31, 2022 and as of the date of issuance, the Company is in default of its convertible notes (see Note 8).
The accompanying financial statements have been prepared on the basis that the Company will continue as a going concern, which assumes the realization of assets and the satisfaction of liabilities in the normal course of business. Based on the Company’s cash balance as of December 31, 2022, and projected cash needs for 2023 and subsequent fiscal periods, management estimates that it will need to raise additional capital to cover operating and capital requirements. The Company will seek additional funding either through an initial public offering or through debt financings and other arrangements. Although management has been successful to date in raising necessary funding, there is no assurance the Company will be successful in obtaining such additional financing on terms acceptable to it, if at all, and it may not be able to enter other arrangements. If the Company is unable to obtain funding, it could be forced to delay, reduce or eliminate the Company’s research and development programs, expansion or commercialization efforts, which could adversely affect its business prospects and ability to continue operations. These conditions raise substantial doubt as to whether the Company will continue as a going concern for the next twelve months from the issuance of these financial statements.
The accompanying financial statements have been prepared in conformity with U.S. GAAP, which contemplates continuation of the Company as a going concern and the realization of assets and the satisfaction of liabilities in the normal course of business. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.